UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vision Capital Management, Inc.
Address: 	One SW Columbia, Suite 915
		Portland, OR 97258

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marina L. Johnson, CFA
Title: 	Vice President
Phone: 	503-221-5656
Signature, Place, and Date of Signing:

Marina Johnson Portland, Oregon January 28, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $74,938

List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N V Pfd Perp 6.375       ps               007924301      256    26000 SH       Sole                    26000
Allianz Se Pfd 8.375% Sub      ps               018805200      338    17350 SH       Sole                    17350
Credit Suisse Nt 7.9% Cap 13   ps               225448208      520    25300 SH       Sole                    25300
Deutsche Bank 8.05% Pfd F      ps               25150l108      416    22400 SH       Sole                    22400
Federal Natl Mtg Assn Pfd Ser  ps               313586737       17    22600 SH       Sole                    22600
Goldman Sachs Gp Preferred     ps               38143y665      203    15600 SH       Sole                    15600
Hsbc Hldgs Plc Sub Cap 8.125%  ps               404280703      559    23000 SH       Sole                    23000
Morgan Stanley 6.45%           ps               61753r200      167    11300 SH       Sole                    11300
Pnc Capital Tr E Gtd Tr Pfd Se ps               69350S208      210     8500 SH       Sole                     8500
Royal Bk Scotland 7.25% T Adr  ps               780097713      134    13210 SH       Sole                    13210
Wells Fargo Cap Xii Pfd Trups  ps               94985V202      515    20500 SH       Sole                    20500
Activision Blizzard Inc        cs               00507v109     1192   137975 SH       Sole                   137975
Amazon Com Inc Com             cs               023135106      205     4006 SH       Sole                     4006
American Express Co Com        cs               025816109      941    50730 SH       Sole                    50730
Amgen Inc Com                  cs               031162100     1600    27705 SH       Sole                    27705
Apple Computer, Inc.           cs               037833100     1378    16149 SH       Sole                    16129                20
Associates First Cap Residl Va cs               046008207        0    12275 SH       Sole                    12275
At&t Inc.                      cs               00206R102     1540    54028 SH       Sole                    54028
Broadcom Corp Cl A             cs               111320107     1196    70480 SH       Sole                    70480
Chevrontexaco Corporation Com  cs               166764100      515     6960 SH       Sole                     6960
Cisco Sys Inc Com              cs               17275R102     1302    79882 SH       Sole                    79882
Citrix Sys Inc Com             cs               177376100     1511    64090 SH       Sole                    64090
Cognizant Tech Solutns Cl A    cs               192446102     1217    67405 SH       Sole                    67405
Colgate Palmolive Co Com       cs               194162103     1831    26720 SH       Sole                    26720
Constellation Energy Com       cs               210371100      375    14945 SH       Sole                    14945
Cooper Industries Ltd          cs               G24182100     1401    47945 SH       Sole                    47945
Dell Inc                       cs               24702R101      944    92195 SH       Sole                    92195
Dentsply Intl Inc New Com      cs               249030107     1587    56200 SH       Sole                    56200
Ebay Inc Com                   cs               278642103     1010    72370 SH       Sole                    72370
Exxon Mobil Corp Com           cs               30231G102      697     8735 SH       Sole                     8235               500
Ford Mtr Co Del Com            cs               345370100       25    11000 SH       Sole                    11000
Foster Wheeler Ltd Shs New     cs               G36535139     1274    54475 SH       Sole                    54475
Franklin Res Inc Com           cs               354613101     1365    21400 SH       Sole                    21400
Freeport-Mcmoran Cop&g Com     cs               35671d857     1362    55745 SH       Sole                    55745
General Elec Co Com            cs               369604103      223    13791 SH       Sole                    13791
Gilead Sciences Inc Com        cs               375558103     1937    37875 SH       Sole                    37800                75
Google Inc Cl A                cs               38259P508     1316     4277 SH       Sole                     4272                 5
Hansen Nat Corp Com            cs               411310105     1956    58325 SH       Sole                    58325
Harris Corp Del Com            cs               413875105     1727    45385 SH       Sole                    45335                50
Haverty Furniture Inc Com      cs               419596101      486    52100 SH       Sole                    52100
International Game Tec Com     cs               459902102      945    79505 SH       Sole                    79505
Johnson & Johnson Com          cs               478160104     2034    34005 SH       Sole                    34005
L-3 Communicatns Hldgs Com     cs               502424104     1649    22350 SH       Sole                    22300                50
Lauder Estee Cos Inc Cl A      cs               518439104     1386    44780 SH       Sole                    44710                70
Lowes Cos Inc Com              cs               548661107     1861    86490 SH       Sole                    86490
Mera Pharmaceuticals Com       cs               58732R103        0    80415 SH       Sole                    80415
Nordstrom Inc Com              cs               655664100     1205    90540 SH       Sole                    90540
Northern Tr Corp Com           cs               665891040      766    14684 SH       Sole                    14684
Nyse Euronext Com              cs               629491101     1245    45475 SH       Sole                    45475
Peabody Energy Corp Com        cs               704549104     1350    59345 SH       Sole                    59345
Petsmart Inc Com               cs               716768106     1520    82375 SH       Sole                    82225               150
Portland Food Products Company cs                              337    61191 SH       Sole                    61191
Procter & Gamble Co Com        cs               742718109     1865    30165 SH       Sole                    30165
Schlumberger                   cs               806857108     1356    32039 SH       Sole                    32039
St Jude Med Inc Com            cs               790849103     1727    52390 SH       Sole                    52340                50
Starbucks Corp                 cs               855244109      256    27049 SH       Sole                    27049
Starwood Hotels&resort Com     cs               85590A401     1217    68005 SH       Sole                    68005
United Healthcare Corp Com     cs               91324P102     1405    52835 SH       Sole                    52835
United Technologies Cp Com     cs               913017109     1672    31190 SH       Sole                    31190
Walgreen Co Com                cs               931422109     1324    53650 SH       Sole                    53650
Western Un Co Com              cs               959802109     1430    99750 SH       Sole                    99570               180
Zimmer Hldgs Inc Com           cs               98956P102     1320    32660 SH       Sole                    32610                50
Allianz Nfj Small Cap Value In cs               018918698      909 45698.505 SH      Sole                45698.505
Dodge & Cox Stk Fd Com         cs               256219106      577 7752.817 SH       Sole                 7752.817
Fairholme Fund                 cs               304871106     1381 63231.874 SH      Sole                63231.874
Fidelity Contrafund New Insigh cs               316071604     1086 80529.420 SH      Sole                80529.420
First Eagle Sogen Overseas Fd  cs               32008F101      631 37981.715 SH      Sole                37981.715
Ishares S&p 500 Index          cs               464287200     3829 42396.000 SH      Sole                42396.000
Ishares S&p Midcap Index Fd    cs               464287507      584 10950.000 SH      Sole                10950.000
Ishares Tr Lrge Grw Indx       cs               464287119     2204 53526.000 SH      Sole                53526.000
Ishares Tr Russell 1000        cs                              416 8513.000 SH       Sole                 8513.000